Interest in Other Entities - Detail 1 (Details) $ / shares in Units, ₪ in Thousands, £ in Thousands																1 Months Ended	12 Months Ended
	Aug. 27, 2024	Apr. 01, 2024	Feb. 29, 2024 USD ($)	Feb. 29, 2024 GBP (£)	Dec. 06, 2023 USD ($)	May 17, 2023 USD ($)	Mar. 22, 2023 USD ($)	Mar. 21, 2023 USD ($) $ / shares shares	Mar. 16, 2023 USD ($)	Mar. 09, 2023 USD ($)	Mar. 09, 2023 GBP (£)	Oct. 30, 2022 USD ($)	Aug. 30, 2022 USD ($)	Dec. 07, 2021 USD ($)	Oct. 14, 2020 USD ($)	Nov. 28, 2022 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 ILS (₪)	Jul. 31, 2024 USD ($)	Jan. 25, 2024 USD ($)
Interest in Other Entities [Line Items]
Percentage of outstanding common stock		31.86%
Shares issued (in Shares) | shares								1
Purchase per unit (in Dollars per share) | $ / shares								$ 4.25
Company shares								18.45%
Recognized loss in investment								$ 2,946,000
Total proceeds amount						$ 5,700,000			$ 937,000
Decrease in eventer holding	44.52%
Consideration amount					$ 250,000							$ 2,000,000					$ 1,000	₪ 4,500
revolving loan granted															$ 250,000
Additional loaned amount															$ 250,000
Interest rate of lloan															4.00%
Discount percentage												20.00%
Percentage of purchase undertook														$ 771,000				8,602
Aggregate value | ₪																					₪ 8,602
Aggregate values (in New Shekels) | ₪																		2,348
Securities offered amounted																	600,000	₪ 2,348
Voting right percentage																			34.11%
Gross proceeds																							$ 7,275,000
Issuance rate																							13.37%
Impairment loss																	2,919,000
Outstanding ordinary shares percentage							49.00%
Cash							$ 2,989,000										$ 7,000					$ 59,000
Voting right																	49.00%	49.00%
Issued and outstanding share capital										$ 2,400,000	£ 2,000
Outstanding liability																			$ 332,000
Adjustment amount payments																	$ 384,000		$ 1,019,000	$ 787,000
Deducting issuance													$ 2,100,000
Issued and outstanding share capital, percentage													35.94%
Warrant to purchase (in Shares) | shares																120,192
Semi annual payments																	2.30%	2.30%
Odysight.ai [Member]
Interest in Other Entities [Line Items]
Percentage of outstanding common stock																				27.02%
Shares issued (in Shares) | shares								1
Exercise price (in Dollars per share) | $ / shares								$ 5.5
Eventer [Member]
Interest in Other Entities [Line Items]
Percentage of outstanding common stock																			46.21%
Gix internet [Member]
Interest in Other Entities [Line Items]
Issuance of shares percentage																	58.44%	58.44%
Jeffs’ Brands [Member]
Interest in Other Entities [Line Items]
Impairment loss																	$ 1,318,000
Jeffs’ Brands {Member]
Interest in Other Entities [Line Items]
Impairment loss																			$ 955,000
Shares Issued Percentage.																	1.86%				1.86%
Private Placement [Member]
Interest in Other Entities [Line Items]
Shares issued (in Shares) | shares								3,294,117
Warrant [Member]
Interest in Other Entities [Line Items]
Shares issued (in Shares) | shares								1
Non-adjusting event after reporting period [member]
Interest in Other Entities [Line Items]
Adjustment amount payments			$ 128,000	£ 100
Warrants A [Member] | ScoutCam Inc. [Member]
Interest in Other Entities [Line Items]
Net issuance expenses													$ 13,400,000